Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net income	$ 476,457	$ 339,540	$ 160,144
Other comprehensive income (loss):
Foreign currency translation adjustment, net of income tax benefit of $—, $— and $60 for the years ended December 31, 2023, 2022 and 2021, respectively	14,091	(44,548)	(880)
Net gain on derivatives, net of income tax expense of $1,088, $1,171 and $2,661 for the years ended December 31, 2023, 2022 and 2021, respectively	3,263	3,497	9,016
Total other comprehensive income (loss)	17,354	(41,051)	8,136
Total comprehensive income	$ 493,811	$ 298,489	$ 168,280